FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 Wall Street
New York, New York 10005
(212) 858-8126

                                       May 3, 2000


VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  First Investors Multi-State Insured
                       Tax Free Fund
                       File Nos. 33-4077 and 811-4623
                       ------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Multi-State Insured Tax Free Fund (the "Fund") hereby certifies:

         (1) The form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   25  was   filed
electronically with the Commission.

                                       Very truly yours,

                                       FIRST INVESTORS MULTI-STATE
                                       INSURED TAX FREE FUND


                                       By: /s/ C. Durso
                                       ----------------------------
                                       C. Durso, Vice President